WARRANTS (Details 1)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Stock price	0.19-0.405
Risk-free interest rate	0.33-1.37
Estimated volatility in the market price of the common shares	112-124
Warrant [member]
Statement [Line Items]
Stock price	0.19-0.35	0.19-0.30
Risk-free interest rate	0.26-0.32	0.42-1.37
Expected life	1-3 years	2-3years
Estimated volatility in the market price of the common shares	87-89	117-124
Dividend yield	0.00%	0.00%